STOCKHOLDERS DEFICIT (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Deficit:
Warrants outstanding, beginning	27,669,634	28,324,275	46,016,840
Warrants Issued		7,982,223	11,270,013
Warrants Cancelled/expired		(1,729,662)	(70)
Warrants Exchanged		$ (4,713,603)	$ (28,962,508)
Warrants exercised	(2,284,324)	(2,193,599)
Warrants outstanding, ending	25,385,310	27,669,634	28,324,275
Weighted Average Exercise Price Per Share, beginning	$ 0.29	$ 0.25	$ 1.71
Weighted Average Exercise Price Per Share, Warrants Issued		0.30	0.34
Weighted Average Exercise Price Per Share, Warrants Cancelled/expired		0.04	1,068,423
Weighted Average Exercise Price Per Share, Warrants Exchanged		0.20	0.04
Weighted Average Exercise Price Per Share, Warrants Exercised	0.49	0.16
Weighted Average Exercise Price Per Share, ending	$ 0.30	$ 0.29	$ 0.25